Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - ILS (₪)		Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents		₪ 54,731	₪ 135,832
NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	[1]	45,210	15,730
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents		₪ 9,521	₪ 120,102

[1]	As of December 31, 2024 a balance ןinclude an amounts of NIS 35,100 a restricted cash.